Stockholders' Equity		2 Months Ended
	Feb. 01, 2021	Mar. 31, 2021
Equity [Abstract]
Stockholders' Equity	Stockholder’s Equity
Class A Common Stock — The Company is authorized to issue 200,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of February 1, 2021, there were no shares of Class A common stock issued or outstanding.
Class B Common Stock — The Company is authorized to issue 30,000,000 shares of Class B common stock with a par value of $0.0001 per share. On February 1, 2021, 5,000,000 shares of Class B common stock were issued and outstanding.
Holders of the Class A common stock and holders of the Class B common stock will vote together as a single class on all matters submitted to a vote of the Company’s shareholders, except as required by law or stock exchange rule; provided that only holders of the Class B common stock shall have the right to vote on the election of the Company’s directors prior to the initial Business Combination.
Class K Common Stock — The Company is authorized to issue 30,000,000 shares of Class K common stock with a $0.0001 par value. As of February 1, 2021, there were 5,000,000 shares of Class K common stock issued and outstanding. The shares of Class K common stock are non-voting and will convert into shares of Class A common stock following the initial Business Combination to the extent certain triggering vesting events occur prior to the
10th anniversary of the initial Business Combination. Any shares of Class K common stock that remain outstanding upon the 10th anniversary of the initial Business Combination will be automatically forfeited. Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of February 1, 2021, there were no shares of preferred stock issued or outstanding.
Note 7 — Stockholders’ Equity (As Restated)
Class A Common Stock — The Company is authorized to issue 200,000,000 Class A common stock with a par value of $0.0001 per share. At March 31, 2021, there were 2,863,810 shares of Class A common stock issued and outstanding, excluding 39,903,290 shares of common stock subject to possible redemption.
Class B Common Stock — The Company is authorized to issue 30,000,000 Class B common stock with a par value of $0.0001 per share. At March 31, 2021, 5,000,000 Class B common stock were issued and outstanding.
Class K Common Stock — The Company is authorized to issue 30,000,000 Class B common stock with a par value of $0.0001 per share. At March 31, 2021, 5,000,000 Class B common stock were issued and outstanding.
Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Except as described below, holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of the stockholders except as required by law.
Preferred Stock — The Company is authorized to issue 1,000,000 preferred stock, par value $0.0001 per share. As of March 31, 2021, there were no shares of preferred stock issued or outstanding.